Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000002879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class AAA
C000002881
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class C
Average Annual Return, Percent	(12.83%)	49.86%	19.45%	10.86%
C000034312
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class I
C000002878
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class A
Average Annual Return, Percent	(16.70%)	43.28%	18.94%	11.04%
Without Sales Load [Member] | C000002879
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.64%)	51.99%	20.36%	11.70%
Without Sales Load [Member] | C000002881
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.95%)	50.86%	19.45%	10.86%
Without Sales Load [Member] | C000034312
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.51%)	52.42%	20.66%	11.98%
Without Sales Load [Member] | C000002878
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.62%)	52.03%	20.35%	11.70%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.57%)	56.34%	19.57%	13.95%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.10%)	49.73%	20.26%	12.60%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.57%)	56.34%	19.57%	13.95%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.10%)	49.73%	20.26%	12.60%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.57%)	56.34%	19.57%	13.95%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.10%)	49.73%	20.26%	12.60%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.57%)	56.34%	19.57%	13.95%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.10%)	49.73%	20.26%	12.60%